Aug. 31, 2025
BNY Mellon Active Core Bond ETF
Risk Table - BNY Mellon Active Core Bond ETF	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Fixed-income market risk

• Fixed-income market risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely effect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes on the markets and practical implications for market participants may not be fully known for some time.

· Interest rate risk

• Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the values of already-issued fixed rate fixed-income securities generally rise. However, when interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.

· Credit risk

• Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall, lowering the value of the fund's investment in such security. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

· Government securities risk

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S.

government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

· Mortgage-backed securities risk

• Mortgage-backed securities risk: Mortgage-backed securities represent a participation in, or are secured by, mortgage loans. Certain of the mortgage-backed securities in which the fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline. When interest rates rise, the effective duration of the fund's mortgage-backed and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund's sensitivity to rising interest rates and its potential for price declines. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage-backed pass-through securities often occur through "to-be-announced transactions" or "TBA transactions". Default by or bankruptcy of a counterparty to a TBA transaction could expose the fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage-backed pass-through securities specified in the TBA transaction.

· Asset-backed securities risk

• Asset-backed securities risk: Asset-backed securities are typically structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include, for example, items such as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. General downturns in the economy could cause the value of asset-backed securities to fall. In addition, asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

· Call risk

• Call risk:  Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

· Foreign investment risk

• Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems related to share registration, trade settlement, or asset custody, may result in losses for the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund's shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities.

· Liquidity risk

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Liquidity can also decline unpredictably in response to overall economic conditions or credit tightening. In addition, in stressed market conditions the market for the fund's shares may become less liquid in response to deteriorating liquidity with respect to the fund's portfolio securities, which could lead to differences between the market price of the fund's shares and the net asset value of the fund's shares.

· Issuer risk

• Issuer risk: A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.

· Market sector risk

• Market sector risk: The fund may significantly overweight or underweight certain companies, industries or sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

· Financials companies risk

• Financials companies risk: Companies in the financials sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, thereby affecting a wide range of financial institutions and markets. Certain events in the financial services sector may cause an unusually high degree of volatility in the financial markets and cause certain financial services companies to incur large losses.

· Industrials companies risk

• Industrials companies risk: The industrials sector can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, exchange rates, import controls, worldwide competition, technological developments, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the fund and its investments.

· Derivatives risk

• Derivatives risk: A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund's use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund's other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk (lack of a liquid secondary market), credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).

· Futures risk

• Futures risk: The value of a futures contract tends to increase and decrease in correlation with the value of the underlying instrument. Risks of futures contracts may arise from an imperfect correlation between movements in the price of the futures and the price of the underlying instrument. The fund's use of futures contracts exposes the fund to leverage risk because of the small margin requirements relative to the value of the futures contract. A relatively small market movement will have a proportionately larger impact on the funds that the fund has deposited or will have to deposit with a broker to maintain its futures position. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intraday price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the fund may be unable to close out its futures contracts at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures could exceed the fund's initial investment in such contracts.

· Options risk

• Options risk: The fund's successful use of options depends on the ability of the sub-adviser to forecast market movements correctly. When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. The effective use of options also depends on the fund's ability to terminate option positions at times when the sub-adviser deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. The sale of options by the fund may create investment leverage.

· Swap risk

• Swap risk: A swap is a contract that generally obligates the parties to exchange payments based on a specified security, basket of securities, or securities indices during a specified period. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty's defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). It may not be possible for the fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

· Management risk

• Management risk: The investment process and techniques used by the fund's sub-adviser could fail to achieve the fund's investment goal and may cause your fund investment to lose value or may cause the fund to underperform other funds with similar investment goals.

· Authorized participants, market makers and liquidity providers risk

• Authorized participants, market makers and liquidity providers risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable or unwilling to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

· Fluctuation of net asset value, share premiums and discounts risk

• Fluctuation of net asset value, share premiums and discounts risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

· Trading issues risk

• Trading issues risk: Although fund shares are listed for trading on an exchange and may be listed or traded on other U.S. and non-U.S. stock exchanges as well, there can be no assurance that an active trading market for such fund shares will develop or be maintained. Trading in fund shares may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in fund shares inadvisable. In addition, trading in fund shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange "circuit breaker" rules. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the fund will continue to be met or will remain unchanged or that fund shares will trade with any volume, or at all, on any stock exchange.

BNY Mellon Core Plus ETF
Risk Table - BNY Mellon Core Plus ETF	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Fixed-income market risk

• Fixed-income market risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely effect the value, volatility, and liquidity of dividend and interest paying securities. Policy and legislative changes on the markets and practical implications for market participants may not be fully known for some time.

· Interest rate risk

• Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the values of already-issued fixed rate fixed-income securities generally rise. However, when interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield ("junk") bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.

· Credit risk

• Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall, lowering the value of the fund's investment in such security. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

· High yield securities risk

• High yield securities risk: High yield ("junk") securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield securities can fall in response to adverse changes in general economic conditions, to changes in the financial condition of the securities' issuers, and to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

· Government securities risk

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

· Mortgage-backed securities risk

• Mortgage-backed securities risk: Mortgage-backed securities represent a participation in, or are secured by, mortgage loans. Certain of the mortgage-backed securities in which the fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline. When interest rates rise, the effective duration of the fund's mortgage-backed and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund's sensitivity to rising interest rates and its potential for price declines. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage-backed pass-through securities often occur through "to-be-announced transactions" or "TBA transactions". Default by or bankruptcy of a counterparty to a TBA transaction could expose the fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage-backed pass-through securities specified in the TBA transaction.

· Asset-backed securities risk

• Asset-backed securities risk: Asset-backed securities are typically structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include, for example, items such as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. General downturns in the economy could cause the value of asset-backed securities to fall. In addition, asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

· Call risk

• Call risk:  Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

· Foreign investment risk

• Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems related to share registration, trade settlement, or asset custody, may result in losses for the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund's shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities.

· Liquidity risk

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for below investment grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Liquidity can also decline unpredictably in response to overall economic conditions or credit tightening. In addition, in stressed market conditions the market for the fund's shares may become less liquid in response to deteriorating liquidity with respect to the fund's portfolio securities, which could lead to differences between the market price of the fund's shares and the net asset value of the fund's shares.

· Issuer risk

• Issuer risk: A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.

· Market sector risk

• Market sector risk: The fund may significantly overweight or underweight certain companies, industries or sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

· Financials companies risk

• Financials companies risk: Companies in the financials sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, thereby affecting a wide range of financial institutions and markets. Certain events in the financial services sector may cause an unusually high degree of volatility in the financial markets and cause certain financial services companies to incur large losses.

· Industrials companies risk

• Industrials companies risk: The industrials sector can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, exchange rates, import controls, worldwide competition, technological developments, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the fund and its investments.

· Derivatives risk

• Derivatives risk: A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund's use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund's other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk (lack of a liquid secondary market), credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).

· Futures risk

• Futures risk: The value of a futures contract tends to increase and decrease in correlation with the value of the underlying instrument. Risks of futures contracts may arise from an imperfect correlation between movements in the price of the futures and the price of the underlying instrument. The fund's use of futures contracts exposes the fund to leverage risk because of the small margin requirements relative to the value of the futures contract. A relatively small market movement will have a proportionately larger impact on the funds that the fund has deposited or will have to deposit with a broker to maintain its futures position. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intraday price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the fund may be unable to close out its futures contracts at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures could exceed the fund's initial investment in such contracts.

· Options risk

• Options risk: The fund's successful use of options depends on the ability of the sub-adviser to forecast market movements correctly. When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. The effective use of options also depends on the fund's ability to terminate option positions at times when the sub-adviser deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. The sale of options by the fund may create investment leverage.

· Swap risk

• Swap risk: A swap is a contract that generally obligates the parties to exchange payments based on a specified security, basket of securities, or securities indices during a specified period. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty's defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). It may not be possible for the fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

· Management risk

• Management risk: The investment process and techniques used by the fund's sub-adviser could fail to achieve the fund's investment goal and may cause your fund investment to lose value or may cause the fund to underperform other funds with similar investment goals.

· Authorized participants, market makers and liquidity providers risk

• Authorized participants, market makers and liquidity providers risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable or unwilling to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

· Fluctuation of net asset value, share premiums and discounts risk

• Fluctuation of net asset value, share premiums and discounts risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

· Trading issues risk

• Trading issues risk: Although fund shares are listed for trading on an exchange and may be listed or traded on other U.S. and non-U.S. stock exchanges as well, there can be no assurance that an active trading market for such fund shares will develop or be maintained. Trading in fund shares may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in fund shares inadvisable. In addition, trading in fund shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange "circuit breaker" rules. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the fund will continue to be met or will remain unchanged or that fund shares will trade with any volume, or at all, on any stock exchange.

BNY Mellon Municipal Intermediate ETF
Risk Table - BNY Mellon Municipal Intermediate ETF	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Municipal securities risk

• Municipal securities risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. The municipal securities market can be susceptible to increases in volatility and decreases in liquidity. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price. Any credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund. In addition, income from municipal securities held by the fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service (IRS) or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status may cause interest received and distributed to shareholders by the fund to be taxable and may result in a significant decline in the values of such municipal securities.

· Interest rate risk

• Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.

· Credit risk

• Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall, lowering the value of the fund's investment in such security. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

· Prepayment risk

• Prepayment risk: Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

· Liquidity risk

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Liquidity can also decline unpredictably in response to overall economic conditions or credit tightening. In addition, in stressed market conditions the market for the fund's shares may become less liquid in response to deteriorating liquidity with respect to the fund's portfolio securities, which could lead to differences between the market price of the fund's shares and the net asset value of the fund's shares.

· Municipal securities sector risk

• Municipal securities sector risk: The fund may significantly overweight or underweight certain municipal securities that finance projects in specific municipal sectors, such as utilities, hospitals, higher education or transportation, and this may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the fund and its investments.

· Management risk

• Management risk: The investment process and techniques used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value or may cause the fund to underperform other funds with similar investment goals.

· Authorized participants, market makers and liquidity providers risk

• Authorized participants, market makers and liquidity providers risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable or unwilling to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

· Fluctuation of net asset value, share premiums and discounts risk

• Fluctuation of net asset value, share premiums and discounts risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

· Trading issues risk

• Trading issues risk: Although fund shares are listed for trading on an exchange and may be listed or traded on other U.S. and non-U.S. stock exchanges as well, there can be no assurance that an active trading market for such fund shares will develop or be maintained. Trading in fund shares may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in fund shares inadvisable. In addition, trading in fund shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange "circuit breaker" rules. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the fund will continue to be met or will remain unchanged or that fund shares will trade with any volume, or at all, on any stock exchange.

BNY Mellon Municipal Opportunities ETF
Risk Table - BNY Mellon Municipal Opportunities ETF	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Municipal securities risk

• Municipal securities risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. The municipal securities market can be susceptible to increases in volatility and decreases in liquidity. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price. Any credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund. In addition, income from municipal securities held by the fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service (IRS) or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status may cause interest received and distributed to shareholders by the fund to be taxable and may result in a significant decline in the values of such municipal securities.

· Interest rate risk

• Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield ("junk") bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.

· Credit risk

• Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall, lowering the value of the fund's investment in such security. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

· High yield securities risk

• High yield securities risk: High yield ("junk") securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield securities can fall in response to adverse changes in general economic conditions, to changes in the financial condition of the securities' issuers, and to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

· Prepayment risk

• Prepayment risk: Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

· Liquidity risk

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for below investment grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Liquidity can also decline unpredictably in response to overall economic conditions or credit tightening. In addition, in stressed market conditions the market for the fund's shares may become less liquid in response to deteriorating liquidity with respect to the fund's portfolio securities, which could lead to differences between the market price of the fund's shares and the net asset value of the fund's shares.

· Municipal securities sector risk

• Municipal securities sector risk: The fund may significantly overweight or underweight certain municipal securities that finance projects in specific municipal sectors, such as utilities, hospitals, higher education or transportation, and this may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

· Derivatives risk

• Derivatives risk: A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund's use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund's other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk (lack of a liquid secondary market), credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).

· Futures risk

• Futures risk: The value of a futures contract tends to increase and decrease in correlation with the value of the underlying instrument. Risks of futures contracts may arise from an imperfect correlation between movements in the price of the futures and the price of the underlying instrument. The fund's use of futures contracts exposes the fund to leverage risk because of the small margin requirements relative to the value of the futures contract. A relatively small market movement will have a proportionately larger impact on the funds that the fund has deposited or will have to deposit with a broker to maintain its futures position. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intraday price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the fund may be unable to close out its futures contracts at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures could exceed the fund's initial investment in such contracts.

· Options risk

• Options risk: The fund's successful use of options depends on the ability of the sub-adviser to forecast market movements correctly. When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. The effective use of options also depends on the fund's ability to terminate option positions at times when the sub-adviser deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. The sale of options by the fund may create investment leverage.

· Swap risk

• Swap risk: A swap is a contract that generally obligates the parties to exchange payments based on a specified security, basket of securities, or securities indices during a specified period. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty's defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). It may not be possible for the fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

An MMD Rate Lock is designed to permit the fund to lock in a specific municipal interest rate for a particular investment or a portion of the fund's portfolio to preserve a return on a particular investment or a portion of its portfolio, which in turn protects against any increase in the price of securities to be purchased at a later date. By using an MMD Rate Lock, the fund can create a synthetic long or short duration position. To the extent the fund uses MMD Rate Locks, it will ordinarily use these transactions as a hedge or for duration or risk management, which may not be successful. An MMD Rate Lock is a contract between the fund and an MMD Rate Lock provider pursuant to which the parties agree to make a net settlement payment to each other on a notional and duration amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if the fund buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to the fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, the fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract. In connection with investments in MMD Rate Locks, there is a risk that municipal yields will move in the opposite direction than anticipated by the fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the fund and its investments.

· Management risk

• Management risk: The investment process and techniques used by the fund's sub-adviser could fail to achieve the fund's investment goal, may cause your fund investment to lose value, or may cause the fund to underperform other funds with similar investment goals.

· Authorized participants, market makers and liquidity providers risk

• Authorized participants, market makers and liquidity providers risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable or unwilling to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

· Fluctuation of net asset value, share premiums and discounts risk

• Fluctuation of net asset value, share premiums and discounts risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

· Trading issues risk

• Trading issues risk: Although fund shares are listed for trading on an exchange and may be listed or traded on other U.S. and non-U.S. stock exchanges as well, there can be no assurance that an active trading market for such fund shares will develop or be maintained. Trading in fund shares may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in fund shares inadvisable. In addition, trading in fund shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange "circuit breaker" rules. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the fund will continue to be met or will remain unchanged or that fund shares will trade with any volume, or at all, on any stock exchange.

BNY Mellon Municipal Short Duration ETF
Risk Table - BNY Mellon Municipal Short Duration ETF	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Municipal securities risk

• Municipal securities risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. The municipal securities market can be susceptible to increases in volatility and decreases in liquidity. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price. Any credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund. In addition, income from municipal securities held by the fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service (IRS) or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status may cause interest received and distributed to shareholders by the fund to be taxable and may result in a significant decline in the values of such municipal securities.

· Interest rate risk

• Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.

· Credit risk

• Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall, lowering the value of the fund's investment in such security. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

· Prepayment risk

• Prepayment risk:  Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

· Liquidity risk

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Liquidity can also decline unpredictably in response to overall economic conditions or credit tightening. In addition, in stressed market conditions the market for the fund's shares may become less liquid in response to deteriorating liquidity with respect to the fund's portfolio securities, which could lead to differences between the market price of the fund's shares and the net asset value of the fund's shares.

· Municipal securities sector risk

• Municipal securities sector risk: The fund may significantly overweight or underweight certain municipal securities that finance projects in specific municipal sectors, such as utilities, hospitals, higher education or transportation, and this may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the fund and its investments.

· Management risk

• Management risk: The investment process and techniques used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value or may cause the fund to underperform other funds with similar investment goals.

· Authorized participants, market makers and liquidity providers risk

• Authorized participants, market makers and liquidity providers risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable or unwilling to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

· Fluctuation of net asset value, share premiums and discounts risk

• Fluctuation of net asset value, share premiums and discounts risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

· Trading issues risk

• Trading issues risk: Although fund shares are listed for trading on an exchange and may be listed or traded on other U.S. and non-U.S. stock exchanges as well, there can be no assurance that an active trading market for such fund shares will develop or be maintained. Trading in fund shares may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in fund shares inadvisable. In addition, trading in fund shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange "circuit breaker" rules. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the fund will continue to be met or will remain unchanged or that fund shares will trade with any volume, or at all, on any stock exchange.